Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
January 31, 2024
MCX-NPRT3-0324
1.929302.112
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	726,256	17,887,685
Iridium Communications, Inc.	363,841	13,192,875
		31,080,560
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A (b)	588,083	2,381,736
Electronic Arts, Inc.	803,361	110,526,406
Liberty Media Corp. Liberty Formula One:
Class A	70,999	4,337,329
Class C	575,077	38,673,928
Liberty Media Corp. Liberty Live:
Class C	138,076	5,146,093
Series A	58,546	2,156,249
Live Nation Entertainment, Inc. (a)	464,358	41,258,208
Madison Square Garden Sports Corp. (a)	55,143	10,206,969
Playtika Holding Corp. (a)	69,093	498,851
Roblox Corp. (a)	1,377,875	53,475,329
Roku, Inc. Class A (a)	365,628	32,197,202
Spotify Technology SA (a)	416,091	89,605,197
Take-Two Interactive Software, Inc. (a)	489,436	80,722,679
TKO Group Holdings, Inc.	180,102	15,072,736
Warner Bros Discovery, Inc. (a)	6,539,989	65,530,690
		551,789,602
Interactive Media & Services - 0.4%
IAC, Inc. (a)	219,788	11,035,555
Match Group, Inc. (a)	827,122	31,744,942
Pinterest, Inc. Class A (a)	1,736,949	65,083,479
TripAdvisor, Inc. (a)	318,938	6,889,061
Zoominfo Technologies, Inc. (a)	892,701	14,318,924
		129,071,961
Media - 1.2%
Cable One, Inc.	16,516	9,066,128
Fox Corp.:
Class A	729,881	23,575,156
Class B	400,313	12,013,393
Interpublic Group of Companies, Inc.	1,143,961	37,739,273
Liberty Broadband Corp.:
Class A (a)	49,269	3,834,114
Class C (a)	345,188	27,079,999
Liberty Media Corp. Liberty SiriusXM	455,851	13,839,636
Liberty Media Corp. Liberty SiriusXM Class A	220,003	6,685,891
News Corp.:
Class A	1,128,344	27,802,396
Class B	346,627	8,863,252
Nexstar Media Group, Inc. Class A	99,040	17,600,398
Omnicom Group, Inc.	585,541	52,921,196
Paramount Global:
Class A (b)	34,615	807,568
Class B	1,700,949	24,816,846
Sirius XM Holdings, Inc. (b)	1,911,193	9,727,972
The New York Times Co. Class A	479,067	23,263,494
The Trade Desk, Inc. (a)	1,308,062	89,510,683
		389,147,395
TOTAL COMMUNICATION SERVICES		1,101,089,518
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.5%
Aptiv PLC (a)	803,381	65,338,977
BorgWarner, Inc.	692,070	23,461,173
Gentex Corp.	695,201	23,032,009
Lear Corp.	171,942	22,851,092
Phinia, Inc.	138,413	4,185,609
QuantumScape Corp. Class A (a)(b)	1,003,478	6,833,685
		145,702,545
Automobiles - 0.2%
Harley-Davidson, Inc.	381,614	12,383,374
Lucid Group, Inc. Class A (a)(b)	2,210,208	7,470,503
Rivian Automotive, Inc. (a)(b)	1,967,393	30,120,787
Thor Industries, Inc.	151,971	17,175,762
		67,150,426
Broadline Retail - 0.6%
Coupang, Inc. Class A (a)	3,251,732	45,524,248
eBay, Inc.	1,586,291	65,148,971
Etsy, Inc. (a)	364,090	24,233,830
Kohl's Corp. (b)	327,825	8,444,772
Macy's, Inc. (b)	802,610	14,679,737
Nordstrom, Inc. (b)	338,491	6,143,612
Ollie's Bargain Outlet Holdings, Inc. (a)	182,826	13,150,674
		177,325,844
Distributors - 0.4%
Genuine Parts Co.	416,289	58,376,206
LKQ Corp.	790,478	36,891,608
Pool Corp.	112,734	41,852,498
		137,120,312
Diversified Consumer Services - 0.3%
ADT, Inc.	623,412	4,070,880
Bright Horizons Family Solutions, Inc. (a)	170,357	16,737,575
Grand Canyon Education, Inc. (a)	88,245	11,523,915
H&R Block, Inc.	432,453	20,256,099
Mister Car Wash, Inc. (a)(b)	225,330	1,870,239
Service Corp. International	435,683	29,243,043
		83,701,751
Hotels, Restaurants & Leisure - 3.4%
Aramark	694,752	20,203,388
Boyd Gaming Corp.	213,951	13,583,749
Caesars Entertainment, Inc. (a)	610,272	26,772,633
Carnival Corp. (a)	2,949,543	48,903,423
Cava Group, Inc. (b)	47,907	2,242,048
Choice Hotels International, Inc. (b)	88,552	10,725,418
Churchill Downs, Inc.	210,951	25,518,742
Darden Restaurants, Inc.	358,244	58,243,310
Domino's Pizza, Inc.	103,646	44,175,998
Doordash, Inc. (a)	908,045	94,618,289
Draftkings Holdings, Inc. (a)	1,240,517	48,442,189
Expedia, Inc. (a)	408,014	60,520,717
Hilton Worldwide Holdings, Inc.	739,541	141,222,749
Hyatt Hotels Corp. Class A	130,639	16,770,128
Marriott Vacations Worldwide Corp.	106,602	8,942,842
MGM Resorts International (a)	837,441	36,319,816
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,254,110	22,323,158
Penn Entertainment, Inc. (a)	443,861	10,009,066
Planet Fitness, Inc. (a)	252,864	17,134,065
Royal Caribbean Cruises Ltd. (a)	694,623	88,564,433
Texas Roadhouse, Inc. Class A	198,331	24,934,173
Travel+Leisure Co.	208,980	8,446,972
Vail Resorts, Inc.	112,074	24,880,428
Wendy's Co.	506,425	9,662,589
Wingstop, Inc.	88,847	24,975,780
Wyndham Hotels & Resorts, Inc.	240,953	18,777,467
Wynn Resorts Ltd.	308,183	29,101,721
Yum! Brands, Inc.	832,282	107,772,196
		1,043,787,487
Household Durables - 1.8%
D.R. Horton, Inc.	923,675	132,002,394
Garmin Ltd.	455,993	54,486,604
Leggett & Platt, Inc.	392,991	9,121,321
Lennar Corp.:
Class A	727,457	109,009,431
Class B	39,416	5,468,970
Mohawk Industries, Inc. (a)	156,882	16,354,949
Newell Brands, Inc.	1,128,434	9,388,571
NVR, Inc. (a)	8,766	62,021,992
PulteGroup, Inc.	635,761	66,475,170
Tempur Sealy International, Inc.	494,964	24,693,754
Toll Brothers, Inc.	317,944	31,587,736
TopBuild Corp. (a)	93,982	34,691,576
Whirlpool Corp.	158,729	17,384,000
		572,686,468
Leisure Products - 0.3%
Brunswick Corp.	206,124	16,630,084
Hasbro, Inc.	387,657	18,975,810
Mattel, Inc. (a)	1,044,267	18,681,937
Peloton Interactive, Inc. Class A (a)(b)	996,032	5,537,938
Polaris, Inc.	159,922	14,386,583
YETI Holdings, Inc. (a)(b)	256,982	11,299,499
		85,511,851
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	176,132	11,774,424
AutoNation, Inc. (a)	84,243	11,765,377
Bath & Body Works, Inc.	679,760	28,998,562
Best Buy Co., Inc.	578,166	41,911,253
Burlington Stores, Inc. (a)	191,711	36,645,558
CarMax, Inc. (a)	468,679	33,360,571
Dick's Sporting Goods, Inc.	178,312	26,580,970
Five Below, Inc. (a)	162,557	29,172,479
Floor & Decor Holdings, Inc. Class A (a)(b)	308,768	31,049,710
GameStop Corp. Class A (a)(b)	794,534	11,306,219
Gap, Inc.	576,518	10,775,121
Lithia Motors, Inc. Class A (sub. vtg.)	80,282	23,671,148
Murphy U.S.A., Inc.	57,736	20,353,095
Penske Automotive Group, Inc.	58,021	8,608,576
Petco Health & Wellness Co., Inc. (a)(b)	243,697	582,436
RH (a)	46,124	11,691,512
Ross Stores, Inc.	996,900	139,845,132
Tractor Supply Co.	325,043	73,004,658
Ulta Beauty, Inc. (a)	145,908	73,253,111
Valvoline, Inc. (a)	410,592	14,982,502
Victoria's Secret & Co. (a)	228,491	5,952,191
Wayfair LLC Class A (a)(b)	244,020	12,262,005
Williams-Sonoma, Inc. (b)	189,100	36,570,049
		694,116,659
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (b)	88,247	4,093,778
Capri Holdings Ltd. (a)	335,305	16,342,766
Carter's, Inc.	106,630	8,065,493
Columbia Sportswear Co.	104,727	8,300,662
Crocs, Inc. (a)	180,482	18,315,313
Deckers Outdoor Corp. (a)	77,764	58,613,060
PVH Corp.	178,243	21,435,503
Ralph Lauren Corp.	118,469	17,020,441
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	395,104	24,670,294
Tapestry, Inc.	679,573	26,360,637
Under Armour, Inc.:
Class A (sub. vtg.) (a)	558,163	4,253,202
Class C (non-vtg.) (a)	600,726	4,445,372
VF Corp.	1,037,092	17,070,534
		228,987,055
TOTAL CONSUMER DISCRETIONARY		3,236,090,398
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	27,881	9,737,997
Brown-Forman Corp.:
Class A	145,695	8,212,827
Class B (non-vtg.)	545,097	29,925,825
Celsius Holdings, Inc. (a)(b)	426,189	21,266,831
Molson Coors Beverage Co. Class B	518,651	32,047,445
		101,190,925
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	1,235,854	26,224,822
BJ's Wholesale Club Holdings, Inc. (a)	394,631	25,390,559
Casey's General Stores, Inc.	110,489	29,982,295
Dollar Tree, Inc. (a)	619,019	80,856,262
Grocery Outlet Holding Corp. (a)	281,550	6,976,809
Kroger Co.	1,936,926	89,369,766
Maplebear, Inc. (NASDAQ) (b)	62,079	1,519,073
Performance Food Group Co. (a)	454,577	33,038,656
U.S. Foods Holding Corp. (a)	672,258	30,930,591
Walgreens Boots Alliance, Inc.	2,126,223	47,988,853
		372,277,686
Food Products - 1.4%
Bunge Global SA	429,365	37,822,763
Campbell Soup Co.	567,512	25,328,061
Conagra Brands, Inc.	1,411,692	41,150,822
Darling Ingredients, Inc. (a)	470,154	20,357,668
Flowers Foods, Inc.	557,429	12,709,381
Freshpet, Inc. (a)(b)	128,420	11,056,962
Hormel Foods Corp.	858,932	26,085,765
Ingredion, Inc.	195,660	21,047,146
Kellanova	771,102	42,225,546
Lamb Weston Holdings, Inc.	431,307	44,183,089
McCormick & Co., Inc. (non-vtg.)	745,811	50,834,478
Pilgrim's Pride Corp. (a)	121,801	3,309,333
Post Holdings, Inc. (a)	152,423	14,155,524
Seaboard Corp.	633	2,280,699
The J.M. Smucker Co.	304,692	40,082,233
Tyson Foods, Inc. Class A	824,562	45,153,015
WK Kellogg Co.	192,770	2,504,082
		440,286,567
Household Products - 0.4%
Church & Dwight Co., Inc.	725,017	72,392,947
Reynolds Consumer Products, Inc.	161,084	4,376,652
Spectrum Brands Holdings, Inc.	103,614	8,146,133
The Clorox Co.	367,028	53,310,817
		138,226,549
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	1,116,866	13,491,741
Olaplex Holdings, Inc. (a)	387,538	871,961
		14,363,702
TOTAL CONSUMER STAPLES		1,066,345,429
ENERGY - 4.7%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	3,007,108	85,702,578
Halliburton Co.	2,666,743	95,069,388
NOV, Inc.	1,163,778	22,705,309
TechnipFMC PLC	1,284,314	24,838,633
		228,315,908
Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream GP LP	1,005,732	12,310,160
Antero Resources Corp. (a)	838,914	18,741,339
APA Corp.	909,449	28,493,037
Cheniere Energy, Inc.	711,317	116,648,875
Chesapeake Energy Corp. (b)	371,566	28,651,454
Coterra Energy, Inc.	2,215,484	55,121,242
Devon Energy Corp.	1,902,545	79,944,941
Diamondback Energy, Inc.	529,456	81,398,565
DT Midstream, Inc.	287,832	15,453,700
EQT Corp.	1,069,743	37,868,902
Hess Corp.	824,961	115,931,769
HF Sinclair Corp.	429,380	24,255,676
Marathon Oil Corp.	1,793,531	40,982,183
New Fortress Energy, Inc. (b)	192,119	6,384,114
ONEOK, Inc.	1,726,958	117,864,884
Ovintiv, Inc.	761,607	32,307,369
Phillips 66 Co.	1,321,679	190,731,499
Range Resources Corp.	694,478	20,167,641
Southwestern Energy Co. (a)	3,254,374	20,990,712
Targa Resources Corp.	656,019	55,735,374
Texas Pacific Land Corp.	18,297	26,737,955
The Williams Companies, Inc.	3,615,369	125,308,690
		1,252,030,081
TOTAL ENERGY		1,480,345,989
FINANCIALS - 15.8%
Banks - 2.5%
Bank OZK	315,957	14,252,820
BOK Financial Corp.	84,042	7,046,081
Citizens Financial Group, Inc.	1,380,338	45,137,053
Columbia Banking Systems, Inc.	616,727	12,433,216
Comerica, Inc.	390,339	20,524,025
Commerce Bancshares, Inc.	355,948	18,552,010
Cullen/Frost Bankers, Inc.	175,586	18,633,186
East West Bancorp, Inc.	416,623	30,334,321
Fifth Third Bancorp	2,014,556	68,978,397
First Citizens Bancshares, Inc.	32,199	48,620,490
First Hawaiian, Inc.	377,262	8,182,813
First Horizon National Corp.	1,649,109	23,483,312
FNB Corp., Pennsylvania	1,060,546	13,977,996
Huntington Bancshares, Inc.	4,268,565	54,338,832
KeyCorp	2,764,509	40,168,316
M&T Bank Corp.	490,905	67,793,981
New York Community Bancorp, Inc.	2,112,615	13,668,619
Nu Holdings Ltd. (a)	6,938,041	59,736,533
Pinnacle Financial Partners, Inc.	223,165	19,723,323
Popular, Inc.	208,731	17,836,064
Prosperity Bancshares, Inc.	258,358	16,511,660
Regions Financial Corp.	2,773,832	51,787,443
Synovus Financial Corp.	428,946	16,154,106
TFS Financial Corp.	148,395	1,976,621
Webster Financial Corp.	507,146	25,093,584
Western Alliance Bancorp.	320,693	20,511,524
Wintrust Financial Corp.	180,436	17,498,683
Zions Bancorporation NA	431,598	18,083,956
		771,038,965
Capital Markets - 4.9%
Affiliated Managers Group, Inc.	102,665	15,280,659
Ameriprise Financial, Inc.	304,588	117,823,776
Ares Management Corp.	484,627	58,872,488
Bank of New York Mellon Corp.	2,286,027	126,783,057
Blue Owl Capital, Inc. Class A	1,351,437	21,001,331
Carlyle Group LP	625,855	25,046,717
Cboe Global Markets, Inc.	312,109	57,381,240
Coinbase Global, Inc. (a)(b)	502,802	64,459,216
Evercore, Inc. Class A	104,331	17,916,763
FactSet Research Systems, Inc.	113,885	54,200,149
Franklin Resources, Inc.	844,473	22,488,316
Houlihan Lokey	150,084	17,977,062
Interactive Brokers Group, Inc.	307,461	27,287,164
Invesco Ltd.	1,077,424	17,055,622
Janus Henderson Group PLC	397,077	11,419,935
Jefferies Financial Group, Inc.	537,332	21,901,652
KKR & Co. LP	1,969,474	170,517,059
Lazard, Inc. Class A	324,636	12,654,311
LPL Financial	223,636	53,491,495
MarketAxess Holdings, Inc.	109,912	24,786,255
Morningstar, Inc.	76,253	21,297,463
MSCI, Inc.	227,945	136,452,436
NASDAQ, Inc.	1,013,657	58,558,965
Northern Trust Corp.	608,013	48,422,155
Raymond James Financial, Inc.	561,541	61,870,587
Robinhood Markets, Inc. (a)	1,994,510	21,421,037
SEI Investments Co.	297,934	18,841,346
State Street Corp.	914,495	67,553,746
Stifel Financial Corp.	294,327	21,471,155
T. Rowe Price Group, Inc.	654,660	70,997,877
TPG, Inc.	190,342	7,923,937
Tradeweb Markets, Inc. Class A	340,492	32,479,532
Virtu Financial, Inc. Class A	261,214	4,385,783
XP, Inc. Class A	958,101	23,550,123
		1,533,570,409
Consumer Finance - 0.7%
Ally Financial, Inc.	802,745	29,444,687
Credit Acceptance Corp. (a)(b)	18,591	10,059,032
Discover Financial Services	740,477	78,135,133
OneMain Holdings, Inc.	332,741	15,838,472
SLM Corp.	667,150	13,262,942
SoFi Technologies, Inc. (a)(b)	2,768,136	21,674,505
Synchrony Financial	1,222,559	47,520,868
		215,935,639
Financial Services - 2.5%
Affirm Holdings, Inc. (a)	667,935	27,058,047
Apollo Global Management, Inc.	1,548,648	155,484,259
Block, Inc. Class A (a)	1,609,370	104,625,144
Corebridge Financial, Inc.	678,557	16,400,723
Equitable Holdings, Inc.	1,026,013	33,540,365
Euronet Worldwide, Inc. (a)	140,293	13,980,197
Fidelity National Information Services, Inc.	1,757,307	109,409,934
FleetCor Technologies, Inc. (a)	213,294	61,840,329
Global Payments, Inc.	765,389	101,972,776
Jack Henry & Associates, Inc.	215,792	35,784,787
MGIC Investment Corp.	816,884	16,206,979
NCR Atleos Corp.	191,385	4,285,110
Rocket Companies, Inc. (a)	349,658	4,304,290
Shift4 Payments, Inc. (a)	159,033	11,420,160
The Western Union Co.	1,080,191	13,578,001
Toast, Inc. (a)(b)	1,051,038	18,676,945
UWM Holdings Corp. Class A	275,510	1,845,917
Voya Financial, Inc.	290,618	21,032,025
WEX, Inc. (a)	126,844	25,925,645
		777,371,633
Insurance - 5.0%
AFLAC, Inc.	1,751,648	147,733,992
Allstate Corp.	778,569	120,872,837
American Financial Group, Inc.	215,834	25,986,414
Arch Capital Group Ltd. (a)	1,061,550	87,503,567
Arthur J. Gallagher & Co.	628,567	145,928,115
Assurant, Inc.	156,890	26,349,676
Assured Guaranty Ltd.	166,572	13,513,986
Axis Capital Holdings Ltd.	230,573	13,723,705
Brighthouse Financial, Inc. (a)	192,397	9,960,393
Brown & Brown, Inc.	703,607	54,571,759
Cincinnati Financial Corp.	455,607	50,481,256
CNA Financial Corp.	77,180	3,401,323
Everest Re Group Ltd.	127,135	48,943,161
Fidelity National Financial, Inc.	769,738	38,509,992
First American Financial Corp.	297,269	17,940,184
Globe Life, Inc.	260,647	32,012,665
Hanover Insurance Group, Inc.	105,279	13,897,881
Hartford Financial Services Group, Inc.	876,284	76,201,657
Kemper Corp.	178,547	10,712,820
Kinsale Capital Group, Inc.	64,751	25,743,055
Lincoln National Corp.	501,307	13,760,877
Loews Corp.	543,136	39,572,889
Markel Group, Inc. (a)	38,990	58,384,796
Old Republic International Corp.	774,725	21,723,289
Primerica, Inc.	105,431	24,687,723
Principal Financial Group, Inc.	717,478	56,752,510
Prudential Financial, Inc.	1,077,769	113,090,301
Reinsurance Group of America, Inc.	197,257	34,301,020
RenaissanceRe Holdings Ltd.	148,983	34,091,780
RLI Corp.	119,297	16,268,532
Ryan Specialty Group Holdings, Inc. (a)	281,322	12,186,869
Unum Group	582,982	28,181,350
W.R. Berkley Corp.	593,246	48,574,982
White Mountains Insurance Group Ltd.	7,348	11,580,228
Willis Towers Watson PLC	306,940	75,599,322
		1,552,744,906
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	1,916,861	18,171,842
Annaly Capital Management, Inc.	1,464,762	28,108,783
Rithm Capital Corp.	1,429,158	15,291,991
Starwood Property Trust, Inc. (b)	874,107	17,770,595
		79,343,211
TOTAL FINANCIALS		4,930,004,763
HEALTH CARE - 10.3%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	367,388	63,525,059
Apellis Pharmaceuticals, Inc. (a)(b)	299,806	18,974,722
Biogen, Inc. (a)	427,661	105,486,862
BioMarin Pharmaceutical, Inc. (a)	555,302	48,911,000
Exact Sciences Corp. (a)	529,788	34,648,135
Exelixis, Inc. (a)	932,697	20,295,487
Incyte Corp. (a)	546,965	32,145,133
Ionis Pharmaceuticals, Inc. (a)	422,411	21,707,701
Karuna Therapeutics, Inc. (a)	105,487	33,061,736
Natera, Inc. (a)	318,659	21,012,374
Neurocrine Biosciences, Inc. (a)	286,735	40,076,951
Repligen Corp. (a)	164,716	31,197,210
Roivant Sciences Ltd. (a)	1,055,715	10,557,150
Sarepta Therapeutics, Inc. (a)	265,374	31,576,852
Ultragenyx Pharmaceutical, Inc. (a)	233,129	10,283,320
United Therapeutics Corp. (a)	133,930	28,765,485
		552,225,177
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	226,589	60,571,771
Baxter International, Inc.	1,500,408	58,050,786
Dentsply Sirona, Inc.	627,155	21,793,636
DexCom, Inc. (a)	1,148,095	139,321,328
Enovis Corp. (a)	155,554	9,131,020
Envista Holdings Corp. (a)	485,688	11,413,668
Globus Medical, Inc. (a)	351,563	18,559,011
Hologic, Inc. (a)	721,063	53,675,930
ICU Medical, Inc. (a)	59,975	5,489,512
IDEXX Laboratories, Inc. (a)	244,440	125,906,155
Inspire Medical Systems, Inc. (a)	85,296	17,986,368
Insulet Corp. (a)	205,672	39,256,615
Integra LifeSciences Holdings Corp. (a)	202,249	8,120,297
Masimo Corp. (a)	128,042	16,509,735
Novocure Ltd. (a)	311,280	4,333,018
Penumbra, Inc. (a)	107,616	27,139,679
QuidelOrtho Corp. (a)	158,481	10,857,533
ResMed, Inc.	430,935	81,963,837
Shockwave Medical, Inc. (a)	107,578	24,339,523
STERIS PLC	294,367	64,451,655
Tandem Diabetes Care, Inc. (a)	191,118	4,357,490
Teleflex, Inc.	139,402	33,850,988
The Cooper Companies, Inc.	144,183	53,784,584
Zimmer Biomet Holdings, Inc.	623,300	78,286,480
		969,150,619
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	266,064	21,854,497
agilon health, Inc. (a)(b)	861,976	5,077,039
Amedisys, Inc. (a)	95,032	8,958,667
Cardinal Health, Inc.	732,103	79,938,327
Cencora, Inc.	479,777	111,634,512
Chemed Corp.	43,540	25,810,077
DaVita, Inc. (a)	160,205	17,327,773
Encompass Health Corp.	292,908	20,808,184
Henry Schein, Inc. (a)	386,693	28,940,104
Laboratory Corp. of America Holdings	251,609	55,932,681
Molina Healthcare, Inc. (a)	171,440	61,108,074
Premier, Inc.	351,763	7,605,116
Quest Diagnostics, Inc.	332,341	42,682,555
R1 RCM, Inc. (a)	453,511	4,643,953
Tenet Healthcare Corp. (a)	299,446	24,776,162
Universal Health Services, Inc. Class B	177,913	28,254,364
		545,352,085
Health Care Technology - 0.4%
Certara, Inc. (a)	354,236	5,724,454
Doximity, Inc. (a)	355,377	9,577,410
Teladoc Health, Inc. (a)(b)	489,146	9,504,107
Veeva Systems, Inc. Class A (a)	429,853	89,155,811
		113,961,782
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	272,342	11,348,491
Agilent Technologies, Inc.	867,387	112,847,049
Avantor, Inc. (a)	2,002,178	46,030,072
Azenta, Inc. (a)	175,880	11,467,376
Bio-Rad Laboratories, Inc. Class A (a)	61,028	19,583,275
Bio-Techne Corp.	461,722	32,468,291
Bruker Corp.	315,026	22,527,509
Charles River Laboratories International, Inc. (a)	150,583	32,568,091
Fortrea Holdings, Inc.	262,574	8,129,291
ICON PLC (a)	241,853	63,092,192
Illumina, Inc. (a)	469,304	67,115,165
IQVIA Holdings, Inc. (a)	540,098	112,464,607
Maravai LifeSciences Holdings, Inc. (a)	325,535	1,888,103
Medpace Holdings, Inc. (a)	69,114	20,152,260
Mettler-Toledo International, Inc. (a)	64,647	77,394,742
QIAGEN NV	663,385	28,963,389
Revvity, Inc.	367,957	39,437,631
Sotera Health Co. (a)(b)	292,907	4,311,591
Waters Corp. (a)	173,783	55,212,597
West Pharmaceutical Services, Inc.	219,646	81,934,547
		848,936,269
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	533,594	27,554,794
Elanco Animal Health, Inc. (a)	1,453,759	21,428,408
Jazz Pharmaceuticals PLC (a)	181,101	22,224,715
Organon & Co.	757,829	12,617,853
Perrigo Co. PLC	400,200	12,838,416
Royalty Pharma PLC	1,101,837	31,281,152
Viatris, Inc.	3,549,899	41,782,311
		169,727,649
TOTAL HEALTH CARE		3,199,353,581
INDUSTRIALS - 19.5%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	208,878	52,023,155
BWX Technologies, Inc.	270,864	22,069,999
Curtiss-Wright Corp.	113,151	25,184,018
HEICO Corp.	133,918	24,050,334
HEICO Corp. Class A	240,547	34,030,184
Hexcel Corp.	250,004	16,597,766
Howmet Aerospace, Inc.	1,125,605	63,326,537
Huntington Ingalls Industries, Inc.	116,279	30,106,959
Mercury Systems, Inc. (a)	159,223	4,722,554
Spirit AeroSystems Holdings, Inc. Class A (a)	310,077	8,514,714
Textron, Inc.	580,720	49,192,791
TransDigm Group, Inc.	157,276	171,852,340
Woodward, Inc.	177,497	24,453,762
		526,125,113
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	341,086	28,681,922
Expeditors International of Washington, Inc.	436,960	55,201,157
GXO Logistics, Inc. (a)	347,134	18,877,147
		102,760,226
Building Products - 2.3%
A.O. Smith Corp.	359,086	27,868,664
Advanced Drain Systems, Inc.	202,253	26,377,836
Allegion PLC	260,358	32,255,753
Armstrong World Industries, Inc.	130,034	12,900,673
Builders FirstSource, Inc. (a)	364,914	63,396,509
Carlisle Companies, Inc.	143,592	45,125,222
Carrier Global Corp.	2,473,185	135,307,951
Fortune Brands Innovations, Inc.	375,036	29,099,043
Hayward Holdings, Inc. (a)	393,789	4,930,238
Lennox International, Inc.	94,833	40,603,697
Masco Corp.	667,205	44,896,224
Owens Corning	262,761	39,816,174
The AZEK Co., Inc. (a)	391,272	15,087,448
Trane Technologies PLC	675,955	170,374,458
Trex Co., Inc. (a)	322,180	26,251,226
		714,291,116
Commercial Services & Supplies - 1.7%
Cintas Corp.	257,200	155,495,404
Clean Harbors, Inc. (a)	150,128	25,215,499
Copart, Inc.	2,546,869	122,351,587
Driven Brands Holdings, Inc. (a)	184,327	2,416,527
MSA Safety, Inc.	109,309	18,039,264
RB Global, Inc.	538,923	34,474,904
Republic Services, Inc.	613,108	104,915,041
Rollins, Inc.	757,411	32,803,470
Stericycle, Inc. (a)	273,155	13,111,440
Tetra Tech, Inc.	157,214	24,868,111
Vestis Corp.	347,374	7,433,804
		541,125,051
Construction & Engineering - 0.7%
AECOM	388,409	34,253,790
EMCOR Group, Inc.	137,627	31,394,095
MasTec, Inc. (a)	184,407	12,110,008
MDU Resources Group, Inc.	599,373	11,693,767
Quanta Services, Inc.	426,632	82,787,940
Valmont Industries, Inc.	61,537	13,889,516
Willscot Mobile Mini Holdings (a)	569,016	26,914,457
		213,043,573
Electrical Equipment - 1.4%
Acuity Brands, Inc.	92,611	22,056,236
AMETEK, Inc.	682,706	110,632,507
ChargePoint Holdings, Inc. Class A (a)(b)	910,334	1,729,635
Generac Holdings, Inc. (a)	180,432	20,509,705
Hubbell, Inc. Class B	158,971	53,345,898
nVent Electric PLC	488,036	29,301,681
Plug Power, Inc. (a)(b)	1,559,728	6,940,790
Regal Rexnord Corp.	196,222	26,187,788
Rockwell Automation, Inc.	341,074	86,387,223
Sensata Technologies, Inc. PLC	447,469	16,184,954
Sunrun, Inc. (a)(b)	625,985	9,064,263
Vertiv Holdings Co.	1,018,430	57,368,162
		439,708,842
Ground Transportation - 1.1%
Avis Budget Group, Inc. (b)	59,060	9,668,713
Hertz Global Holdings, Inc. (a)(b)	389,467	3,252,049
J.B. Hunt Transport Services, Inc.	244,253	49,089,968
Knight-Swift Transportation Holdings, Inc. Class A	463,335	26,586,162
Landstar System, Inc.	106,074	20,336,507
Lyft, Inc. (a)	1,018,116	12,716,269
Old Dominion Freight Lines, Inc.	292,797	114,489,483
Ryder System, Inc.	129,753	14,736,048
Saia, Inc. (a)	78,784	35,498,495
Schneider National, Inc. Class B	159,932	3,921,533
U-Haul Holding Co. (a)(b)	23,420	1,551,809
U-Haul Holding Co. (non-vtg.)	296,997	18,969,198
XPO, Inc. (a)	337,920	28,871,885
		339,688,119
Machinery - 4.8%
AGCO Corp.	185,648	22,710,320
Allison Transmission Holdings, Inc.	264,821	16,032,263
CNH Industrial NV	2,900,204	34,802,448
Crane Co.	142,313	17,662,466
Cummins, Inc.	420,890	100,718,977
Donaldson Co., Inc.	359,188	23,199,953
Dover Corp.	413,991	62,007,572
ESAB Corp.	167,360	14,391,286
Flowserve Corp.	387,999	15,492,800
Fortive Corp.	1,049,636	82,060,542
Gates Industrial Corp. PLC (a)	331,526	4,270,055
Graco, Inc.	495,785	42,290,461
IDEX Corp.	224,359	47,451,929
Ingersoll Rand, Inc.	1,201,294	95,935,339
ITT, Inc.	245,136	29,607,526
Lincoln Electric Holdings, Inc.	165,585	36,796,299
Middleby Corp. (a)	157,788	22,259,153
Nordson Corp.	169,694	42,715,374
Oshkosh Corp.	193,376	21,290,698
Otis Worldwide Corp.	1,227,128	108,527,200
PACCAR, Inc.	1,521,999	152,793,480
Parker Hannifin Corp.	379,360	176,212,720
Pentair PLC	486,792	35,618,571
RBC Bearings, Inc. (a)	83,863	22,520,570
Snap-On, Inc.	154,434	44,775,050
Stanley Black & Decker, Inc.	454,317	42,387,776
Timken Co.	181,359	14,855,116
Toro Co.	308,807	28,558,471
Westinghouse Air Brake Tech Co.	529,170	69,622,897
Xylem, Inc.	703,839	79,139,657
		1,506,706,969
Marine Transportation - 0.1%
Kirby Corp. (a)	174,831	13,752,206
Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)	371,875	13,324,281
American Airlines Group, Inc. (a)	1,927,177	27,423,729
Delta Air Lines, Inc.	1,904,706	74,550,193
Southwest Airlines Co.	1,764,165	52,730,892
United Airlines Holdings, Inc. (a)	969,391	40,113,400
		208,142,495
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	380,360	53,543,277
Broadridge Financial Solutions, Inc.	347,828	71,026,478
CACI International, Inc. Class A (a)	65,429	22,489,910
Clarivate PLC (a)(b)	1,396,161	12,481,679
Concentrix Corp.	130,237	11,574,162
Dayforce, Inc. (a)	437,617	30,423,134
Dun & Bradstreet Holdings, Inc.	808,070	9,365,531
Equifax, Inc.	361,670	88,370,448
FTI Consulting, Inc. (a)	98,716	18,914,973
Genpact Ltd.	525,060	18,849,654
Jacobs Solutions, Inc.	373,357	50,317,323
KBR, Inc.	397,049	20,690,223
Leidos Holdings, Inc.	405,056	44,746,536
Manpower, Inc.	145,871	10,814,876
Paychex, Inc.	956,530	116,438,397
Paycom Software, Inc.	153,265	29,157,134
Paycor HCM, Inc. (a)(b)	190,851	3,708,235
Paylocity Holding Corp. (a)	124,602	19,738,203
Robert Half, Inc.	306,398	24,370,897
Science Applications International Corp.	156,298	19,953,003
SS&C Technologies Holdings, Inc.	644,826	39,347,283
TransUnion	573,042	39,648,776
Verisk Analytics, Inc.	423,540	102,297,616
		858,267,748
Trading Companies & Distributors - 1.9%
Air Lease Corp. Class A	306,876	12,830,486
Core & Main, Inc. (a)	484,440	20,012,216
Fastenal Co.	1,694,882	115,641,799
Ferguson PLC	606,163	113,873,781
MSC Industrial Direct Co., Inc. Class A	139,215	13,737,736
SiteOne Landscape Supply, Inc. (a)	131,849	20,377,263
United Rentals, Inc.	200,819	125,592,203
W.W. Grainger, Inc.	131,090	117,409,448
Watsco, Inc.	98,502	38,512,312
WESCO International, Inc.	131,260	22,776,235
		600,763,479
TOTAL INDUSTRIALS		6,064,374,937
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.4%
Ciena Corp. (a)	440,032	23,321,696
F5, Inc. (a)	175,391	32,219,327
Juniper Networks, Inc.	944,346	34,903,028
Lumentum Holdings, Inc. (a)	198,234	10,890,976
Ubiquiti, Inc.	12,323	1,549,494
ViaSat, Inc. (a)(b)	346,702	7,707,185
		110,591,706
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	1,730,927	174,996,720
Arrow Electronics, Inc. (a)	164,327	18,264,946
Avnet, Inc.	269,539	12,210,117
CDW Corp.	401,171	90,953,489
Cognex Corp.	512,469	18,520,630
Coherent Corp. (a)	385,236	18,314,119
Corning, Inc.	2,257,582	73,348,839
Crane Nxt Co.	142,696	8,316,323
IPG Photonics Corp. (a)	88,953	8,707,609
Jabil, Inc.	370,008	46,358,302
Keysight Technologies, Inc. (a)	526,671	80,717,597
Littelfuse, Inc.	71,778	17,363,098
TD SYNNEX Corp.	172,353	17,231,853
Teledyne Technologies, Inc. (a)	138,280	57,866,032
Trimble, Inc. (a)	731,168	37,187,204
Vontier Corp.	461,658	15,968,750
Zebra Technologies Corp. Class A (a)	151,882	36,383,333
		732,708,961
IT Services - 2.3%
Akamai Technologies, Inc. (a)	443,213	54,617,138
Amdocs Ltd.	347,655	31,873,010
Cloudflare, Inc. (a)	862,542	68,183,945
Cognizant Technology Solutions Corp. Class A	1,507,954	116,293,412
DXC Technology Co. (a)	607,232	13,237,658
EPAM Systems, Inc. (a)	164,990	45,885,369
Gartner, Inc. (a)	227,823	104,215,353
Globant SA (a)	122,306	28,840,978
GoDaddy, Inc. (a)	435,624	46,463,656
Kyndryl Holdings, Inc. (a)	673,635	13,822,990
MongoDB, Inc. Class A (a)	198,577	79,534,060
Okta, Inc. (a)	453,630	37,492,520
Twilio, Inc. Class A (a)	502,288	35,325,915
VeriSign, Inc. (a)	263,464	52,397,720
		728,183,724
Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems LLC (a)	222,380	5,768,537
Cirrus Logic, Inc. (a)	163,753	12,641,732
Enphase Energy, Inc. (a)	394,942	41,125,310
Entegris, Inc.	443,101	52,152,988
First Solar, Inc. (a)	315,822	46,204,759
GlobalFoundries, Inc. (a)	232,693	12,793,461
Lattice Semiconductor Corp. (a)	404,175	24,598,091
Marvell Technology, Inc.	2,536,956	171,751,921
Microchip Technology, Inc.	1,596,613	135,999,495
MKS Instruments, Inc.	196,889	20,958,834
Monolithic Power Systems, Inc.	136,386	82,202,570
ON Semiconductor Corp. (a)	1,279,893	91,038,789
Qorvo, Inc. (a)	290,451	28,969,583
Skyworks Solutions, Inc.	471,853	49,289,764
Teradyne, Inc.	457,347	44,175,147
Universal Display Corp.	138,590	23,528,424
Wolfspeed, Inc. (a)(b)	367,864	11,973,973
		855,173,378
Software - 5.0%
Alteryx, Inc. Class A (a)	181,654	8,621,299
ANSYS, Inc. (a)	257,589	84,445,402
AppLovin Corp. (a)	623,211	25,632,668
Aspen Technology, Inc. (a)	81,466	15,640,657
Bentley Systems, Inc. Class B	577,102	29,085,941
Bill Holdings, Inc. (a)	304,329	23,752,878
CCC Intelligent Solutions Holdings, Inc. Class A (a)	596,755	6,558,337
Confluent, Inc. (a)	549,031	12,276,333
Crowdstrike Holdings, Inc. (a)	633,593	185,325,953
Datadog, Inc. Class A (a)	810,533	100,862,727
DocuSign, Inc. (a)	600,177	36,562,783
Dolby Laboratories, Inc. Class A	175,505	14,598,506
DoubleVerify Holdings, Inc. (a)	407,893	16,319,799
Dropbox, Inc. Class A (a)	765,940	24,264,979
Dynatrace, Inc. (a)	713,417	40,664,769
Elastic NV (a)	235,314	27,545,857
Fair Isaac Corp. (a)	71,915	86,213,859
Five9, Inc. (a)	210,921	16,000,467
Gen Digital, Inc.	1,643,730	38,594,780
GitLab, Inc. (a)	260,182	18,501,542
Guidewire Software, Inc. (a)	241,966	27,022,763
HashiCorp, Inc. (a)	288,482	6,306,217
HubSpot, Inc. (a)	135,533	82,810,663
Informatica, Inc. (a)	126,117	3,783,510
Manhattan Associates, Inc. (a)	182,847	44,351,368
nCino, Inc. (a)(b)	206,921	6,513,873
NCR Voyix Corp. (a)	382,773	5,626,763
Nutanix, Inc. Class A (a)	720,899	40,514,524
Palantir Technologies, Inc. (a)	5,653,731	90,968,532
Pegasystems, Inc.	124,363	6,061,453
Procore Technologies, Inc. (a)	236,087	16,854,251
PTC, Inc. (a)	339,962	61,414,135
RingCentral, Inc. (a)(b)	253,080	8,576,881
SentinelOne, Inc. (a)	693,152	18,576,474
Smartsheet, Inc. (a)	379,497	17,065,980
Splunk, Inc. (a)	461,555	70,788,690
Teradata Corp. (a)	294,465	13,598,394
Tyler Technologies, Inc. (a)	123,513	52,215,121
UiPath, Inc. Class A (a)	1,128,862	25,941,249
Unity Software, Inc. (a)(b)	863,865	27,989,226
Zoom Video Communications, Inc. Class A (a)	754,795	48,767,305
Zscaler, Inc. (a)	262,633	61,894,719
		1,549,111,627
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	3,800,224	58,105,425
HP, Inc.	2,564,702	73,632,594
NetApp, Inc.	625,492	54,542,902
Pure Storage, Inc. Class A (a)	844,986	33,790,990
Western Digital Corp. (a)	962,368	55,095,568
		275,167,479
TOTAL INFORMATION TECHNOLOGY		4,250,936,875
MATERIALS - 5.6%
Chemicals - 2.5%
Albemarle Corp. (b)	347,473	39,869,052
Ashland, Inc.	140,668	13,169,338
Axalta Coating Systems Ltd. (a)	656,394	21,280,293
Celanese Corp. Class A	293,249	42,899,396
CF Industries Holdings, Inc.	571,208	43,131,916
Corteva, Inc.	2,117,644	96,310,449
DuPont de Nemours, Inc.	1,362,909	84,227,776
Eastman Chemical Co.	351,800	29,392,890
Element Solutions, Inc.	662,096	14,718,394
FMC Corp.	370,516	20,822,999
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	4,613,813	5,582,714
Huntsman Corp.	501,710	12,311,963
International Flavors & Fragrances, Inc.	757,819	61,140,837
LyondellBasell Industries NV Class A	767,885	72,273,336
NewMarket Corp.	18,475	10,305,540
Olin Corp.	363,148	18,909,116
PPG Industries, Inc.	696,723	98,265,812
RPM International, Inc.	377,324	40,245,378
The Chemours Co. LLC	440,970	13,304,065
The Mosaic Co.	981,976	30,156,483
The Scotts Miracle-Gro Co. Class A	122,469	6,890,106
Westlake Corp.	95,992	13,280,493
		788,488,346
Construction Materials - 0.7%
Eagle Materials, Inc.	102,472	23,187,364
Martin Marietta Materials, Inc.	183,224	93,154,746
Vulcan Materials Co.	393,209	88,869,166
		205,211,276
Containers & Packaging - 1.3%
Amcor PLC	4,275,090	40,314,099
Aptargroup, Inc.	194,057	25,204,123
Ardagh Group SA	38,734	220,977
Ardagh Metal Packaging SA	426,036	1,572,073
Avery Dennison Corp.	239,592	47,786,624
Ball Corp.	914,284	50,697,048
Berry Global Group, Inc.	353,740	23,155,820
Crown Holdings, Inc.	314,743	27,854,756
Graphic Packaging Holding Co.	903,322	23,043,744
International Paper Co.	1,027,633	36,820,090
Packaging Corp. of America	262,534	43,549,140
Sealed Air Corp.	426,512	14,735,990
Silgan Holdings, Inc.	247,796	11,383,748
Sonoco Products Co.	290,011	16,501,626
WestRock Co.	753,702	30,344,043
		393,183,901
Metals & Mining - 1.1%
Alcoa Corp.	527,400	15,690,150
Cleveland-Cliffs, Inc. (a)	1,477,830	29,630,492
MP Materials Corp. (a)(b)	308,515	4,877,622
Nucor Corp.	737,756	137,908,729
Reliance Steel & Aluminum Co.	171,285	48,888,165
Royal Gold, Inc.	194,515	22,250,571
SSR Mining, Inc.	603,352	5,689,609
Steel Dynamics, Inc.	462,913	55,868,970
United States Steel Corp.	657,010	30,892,610
		351,696,918
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	190,613	12,685,295
TOTAL MATERIALS		1,751,265,736
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Agree Realty Corp.	294,029	17,527,069
Alexandria Real Estate Equities, Inc.	509,038	61,542,694
American Homes 4 Rent Class A	988,008	34,629,680
Americold Realty Trust	801,140	22,031,350
Apartment Income (REIT) Corp.	441,374	14,428,516
AvalonBay Communities, Inc.	420,652	75,300,915
Boston Properties, Inc.	465,378	30,947,637
Brixmor Property Group, Inc. (b)	888,033	19,927,461
Camden Property Trust (SBI)	307,865	28,890,052
Cousins Properties, Inc.	448,868	10,283,566
CubeSmart	663,605	28,681,008
Digital Realty Trust, Inc.	896,620	125,939,245
EastGroup Properties, Inc.	135,724	24,081,509
EPR Properties	220,159	9,746,439
Equity Lifestyle Properties, Inc.	527,139	35,682,039
Equity Residential (SBI)	1,107,104	66,636,590
Essex Property Trust, Inc.	189,448	44,192,535
Extra Space Storage, Inc.	620,725	89,657,519
Federal Realty Investment Trust (SBI)	239,855	24,400,449
First Industrial Realty Trust, Inc.	391,565	20,173,429
Gaming & Leisure Properties	759,039	34,650,130
Healthcare Trust of America, Inc.	1,126,849	18,153,537
Healthpeak Properties, Inc.	1,623,622	30,037,007
Highwoods Properties, Inc. (SBI)	308,627	7,089,162
Host Hotels & Resorts, Inc.	2,097,893	40,321,503
Invitation Homes, Inc.	1,813,948	59,733,308
Iron Mountain, Inc.	859,418	58,027,903
Kilroy Realty Corp.	346,013	12,373,425
Kimco Realty Corp.	1,946,835	39,326,067
Lamar Advertising Co. Class A	257,806	26,987,132
Medical Properties Trust, Inc. (b)	1,760,861	5,458,669
Mid-America Apartment Communities, Inc.	344,563	43,545,872
National Storage Affiliates Trust	239,294	8,937,631
Net Lease Office Properties	42,390	1,050,424
NNN (REIT), Inc.	538,216	21,711,633
Omega Healthcare Investors, Inc.	726,029	21,054,841
Park Hotels & Resorts, Inc.	633,456	9,552,516
Rayonier, Inc.	435,443	13,193,923
Realty Income Corp.	2,468,981	134,287,877
Regency Centers Corp.	536,093	33,596,948
Rexford Industrial Realty, Inc.	624,478	32,841,298
SBA Communications Corp. Class A	318,730	71,350,898
Simon Property Group, Inc.	963,211	133,510,677
Stag Industrial, Inc.	539,195	19,917,863
Sun Communities, Inc.	364,673	45,711,761
UDR, Inc.	973,610	35,069,432
Ventas, Inc.	1,185,748	55,006,850
VICI Properties, Inc.	3,069,722	92,460,027
Vornado Realty Trust	524,334	14,256,641
Welltower, Inc.	1,593,815	137,880,936
Weyerhaeuser Co.	2,173,778	71,234,705
WP Carey, Inc. (b)	629,075	38,977,487
		2,152,007,785
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	901,627	77,819,426
CoStar Group, Inc. (a)	1,199,938	100,170,824
Howard Hughes Holdings, Inc.	99,857	7,996,549
Jones Lang LaSalle, Inc. (a)	140,582	24,891,449
Zillow Group, Inc.:
Class A (a)	164,412	9,057,457
Class C (a)	457,871	26,025,388
		245,961,093
TOTAL REAL ESTATE		2,397,968,878
UTILITIES - 5.1%
Electric Utilities - 2.6%
Alliant Energy Corp.	745,643	36,282,988
Avangrid, Inc.	210,744	6,402,403
Constellation Energy Corp.	954,940	116,502,680
Edison International	1,121,939	75,708,444
Entergy Corp.	628,231	62,672,325
Evergy, Inc.	660,806	33,549,121
Eversource Energy	1,034,661	56,099,319
FirstEnergy Corp.	1,616,375	59,288,635
Hawaiian Electric Industries, Inc. (b)	325,068	4,216,132
IDACORP, Inc.	149,786	13,867,188
NRG Energy, Inc.	675,454	35,826,080
OGE Energy Corp.	593,097	19,714,544
PG&E Corp.	6,047,376	102,019,233
Pinnacle West Capital Corp.	335,940	23,146,266
PPL Corp.	2,190,687	57,395,999
Xcel Energy, Inc.	1,635,617	97,924,390
		800,615,747
Gas Utilities - 0.3%
Atmos Energy Corp.	439,533	50,080,390
National Fuel Gas Co.	263,509	12,427,084
UGI Corp.	619,803	13,722,438
		76,229,912
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp. (b)	395,226	11,034,710
Clearway Energy, Inc.:
Class A	104,807	2,353,965
Class C	241,131	5,845,015
The AES Corp.	1,982,040	33,060,427
Vistra Corp.	1,077,955	44,228,494
		96,522,611
Multi-Utilities - 1.6%
Ameren Corp.	777,263	54,074,187
CenterPoint Energy, Inc.	1,873,121	52,335,001
CMS Energy Corp.	863,202	49,340,626
Consolidated Edison, Inc.	1,030,016	93,628,454
DTE Energy Co.	611,501	64,464,435
NiSource, Inc.	1,226,734	31,858,282
Public Service Enterprise Group, Inc.	1,476,199	85,604,780
WEC Energy Group, Inc.	936,672	75,645,631
		506,951,396
Water Utilities - 0.3%
American Water Works Co., Inc.	578,359	71,728,083
Essential Utilities, Inc.	720,310	25,830,317
		97,558,400
TOTAL UTILITIES		1,577,878,066
TOTAL COMMON STOCKS (Cost $25,692,558,375)		31,055,654,170

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $5,981,462)	6,000,000	5,981,586

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	99,788,171	99,808,129
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	428,999,852	429,042,751
TOTAL MONEY MARKET FUNDS (Cost $528,846,964)		528,850,880

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $26,227,386,801)	31,590,486,636
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(409,170,838)
NET ASSETS - 100.0%	31,181,315,798

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	423	Mar 2024	116,041,590	920,766	920,766

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,687,491.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	85,020,796	2,946,888,677	2,932,101,344	2,859,314	-	-	99,808,129	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	733,440,398	1,582,918,386	1,887,316,033	6,860,596	-	-	429,042,751	1.7%
Total	818,461,194	4,529,807,063	4,819,417,377	9,719,910	-	-	528,850,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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